Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

Note 14: Leases

The Company has operating and finance leases for certain banking offices and land under noncancelable agreements.  Our leases have remaining lease terms that vary from less than one year up to 31 years, some of which include options to extend the leases for various renewal periods.  All options to renew are included in the current lease term when we believe it is reasonably certain that the renewal options will be exercised.

The components of the lease expense are as follows:

	For the three months ended		For the six months ended
(In thousands)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Operating lease cost	$60	$60	$121	$119
Finance lease cost	20	12	40	12

	For the three months ended		For the six months ended
(In thousands)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$55	$56	$111	$104
Operating cash flows from finance leases	20	12	40	12
Financing cash flows from finance leases	17	11	35	11

Supplemental balance sheet information related to leases was as follows:

(In thousands, except lease term and discount rate)	June 30, 2020	December 31, 2019
Operating Leases:
Operating lease right-of-use assets	$2,312	$2,386
Operating lease liabilities	$2,587	$2,650

Finance Leases:
Financial Liability	$583	$578

Weighted Average Remaining Lease Term:
Operating Leases	19.33 years	19.58 years
Finance Leases	28.92 years	29.42 years

Weighted Average Discount Rate:
Operating Leases	3.72%	3.71%
Finance Leases	13.75%	13.75%

Maturities of lease liabilities were as follows:

Twelve Months Ending June 30,
(In thousands)
2021	$110
2022	95
2023	105
2024	114
2025	122
Thereafter	2,624
Total minimum lease payments	$3,170

The Company owns certain properties that it leases to unaffiliated third parties at market rates.  Lease rental income was $71,000 and $34,000 for the three months ended June 30, 2020 and 2019, respectively.  Lease rental income was $142,000 and $68,000 for the six months ended June 30, 2020 and 2019, respectively.  All lease agreements, in which the Company is the lessor, are accounted for as operating leases.

NOTE 28: LEASES

The Company has operating and finance leases for certain banking offices and land under noncancelable agreements.  Our leases have remaining lease terms that vary from less than one year up to 31 years, some of which include options to extend the leases for various renewal periods.  All options to renew are included in the current lease term when we believe it is reasonably certain that the renewal options will be exercised.

The Company elected to adopt the transition relief under Topic 842, Leases, using the modified retrospective transition method.  The periods presented prior to January 1, 2019 continue to be in accordance with ASC 840.

The components of lease expense are as follows:

For the years ended
December 31,
(In thousands)	2019
Operating lease cost	$240
Finance lease cost	$51

Supplemental cash flow information related to leases was as follows:

For the years ended
December 31,
(In thousands)	2019
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$215
Operating cash flows from finance leases	$51
Financing cash flows from finance leases	$46

Supplemental balance sheet information related to leases was as follows:

December 31,
(In thousands, except lease term and discount rate)	2019
Operating Leases:
Operating lease right-of-use assets	$2,386
Operating lease liabilities	$2,650

Finance Leases:
Financial Liability	$578

Weighted Average Remaining Lease Term:
Operating Leases	19.58 years
Finance Leases	29.42 years

Weighted Average Discount Rate:
Operating Leases	3.71%
Finance Leases	13.75%

Maturities of lease liabilities were as follows:

Years Ending December 31,
(In thousands)
2020	$116
2021	99
2022	99
2023	110
2024	118
Thereafter	2,686
Total minimum lease payments	$3,228

The Company owns certain properties that it leases to unaffiliated third parties at market rates. Lease rental income was $195,000 and $134,000 for the twelve months ended December 31, 2019 and 2018, respectively.   All lease agreements are accounted for as operating leases.  The Company has no unamortized initial direct costs related to the establishment of these lease agreements at January 1, 2019.